ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income:
Interest-income revaluation of bank deposits	$ 2,477	$ 2,171	$ 1,109
Remeasurement of warrants	996		8
Hedging	111
Finance income	3,584	2,171	1,117
Finance expense:
Liability in respect of government grants	1,119	799	1,148
Bank commissions	36	27	22
Exchange rate differences	160	61	252
Interest expense of lease liability	127	48	46
Hedging		223
Other	74
Finance expense	1,516	115	1,468
Finance income (expense), net	$ 2,068	$ 1,013	$ (351)